Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (thousands)	PPNR Per Share ($)(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2026	$2,097,838	$2,427,772	$703,484	$855,405	$103.94	$148.18	$36,264	$0.78
2025	$1,348,839	$1,139,221	$624,230	$550,119	$66.63	$114.46	$26,075	$0.53
2024	$1,396,533	$1,039,187	$660,645	$528,876	$59.39	$92.59	$(86,667)	$(1.19)
2023	$1,743,845	$1,368,953	$722,717	$519,960	$63.97	$75.28	$40,811	$0.85
2022	$2,122,665	$2,046,952	$733,665	$689,960	$96.12	$92.52	$67,547	$1.20

Named Executive Officers, Footnote	Reflects compensation for: Keith Suchodolski, Patrick M. Joyce, Sean Byrnes and Anthony V. Bilotta, Jr. for fiscal years 2026 and 2025; and Keith Suchodolski, Patrick M. Joyce, Thomas D. DeMedici and Anthony V. Bilotta, Jr. for fiscal years 2024, 2023 and 2022.
Peer Group Issuers, Footnote	Peer group used for total shareholder return (“TSR”) comparisons reflects the S&P US SmallCap Banks Index; which is also reported in the Stock Performance Graph in our Form 10-K for the year ended June 30, 2026.
PEO Total Compensation Amount	$ 2,097,838	$ 1,348,839	$ 1,396,533	$ 1,743,845	$ 2,122,665
PEO Actually Paid Compensation Amount	$ 2,427,772	1,139,221	1,039,187	1,368,953	2,046,952
Adjustment To PEO Compensation, Footnote	To calculate CAP, as defined in the applicable SEC rules, the following adjustments were made to compensation as reported in the Summary Compensation Table for our PEO and Non-PEO NEOs.

	PEO					Non-PEO NEOs Average
	2026	2025	2024	2023	2022	2026	2025	2024	2023	2022
Summary Compensation Table Total	$2,097,838	$1,348,839	$1,396,533	$1,743,845	$2,122,665	$703,484	$624,230	$660,645	$722,717	$733,665
Less: Amount reported in the “Stock Awards” column in the Summary Compensation Table	(399,312)	(324,156)	(430,307)	(576,313)	(545,668)	(163,465)	(130,295)	(170,782)	(228,723)	(216,596)
Plus: Fair value at fiscal year-end of equity awards granted during the fiscal year that remained unvested	644,623	335,584	308,078	342,870	443,156	263,873	134,888	122,271	136,076	175,905
Change in fair value at fiscal year-end versus prior fiscal year-end for awards granted in a prior fiscal year that remained unvested	154,917	(221,125)	(257,838)	(134,954)	—	61,589	(77,993)	(102,338)	(104,512)	(25,607)
Change in fair value at vesting date versus prior fiscal year-end for awards granted in a prior fiscal year that vested during the fiscal year	(15,067)	2,079	22,721	4,919	32,660	(5,826)	789	19,080	(5,598)	22,593
Less: Amount reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table	(592,429)	(2,000)	—	(195,975)	(436,709)	(4,250)	(1,500)	—	—	—
Plus: Service cost for pension plan	537,202	—	—	184,561	430,848	—	—	—	—	—
Compensation Actually Paid (CAP)	$2,427,772	$1,139,221	$1,039,187	$1,368,953	$2,046,952	$855,405	$550,119	$528,876	$519,960	$689,960

Non-PEO NEO Average Total Compensation Amount	$ 703,484	624,230	660,645	722,717	733,665
Non-PEO NEO Average Compensation Actually Paid Amount	$ 855,405	550,119	528,876	519,960	689,960
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP, as defined in the applicable SEC rules, the following adjustments were made to compensation as reported in the Summary Compensation Table for our PEO and Non-PEO NEOs.

	PEO					Non-PEO NEOs Average
	2026	2025	2024	2023	2022	2026	2025	2024	2023	2022
Summary Compensation Table Total	$2,097,838	$1,348,839	$1,396,533	$1,743,845	$2,122,665	$703,484	$624,230	$660,645	$722,717	$733,665
Less: Amount reported in the “Stock Awards” column in the Summary Compensation Table	(399,312)	(324,156)	(430,307)	(576,313)	(545,668)	(163,465)	(130,295)	(170,782)	(228,723)	(216,596)
Plus: Fair value at fiscal year-end of equity awards granted during the fiscal year that remained unvested	644,623	335,584	308,078	342,870	443,156	263,873	134,888	122,271	136,076	175,905
Change in fair value at fiscal year-end versus prior fiscal year-end for awards granted in a prior fiscal year that remained unvested	154,917	(221,125)	(257,838)	(134,954)	—	61,589	(77,993)	(102,338)	(104,512)	(25,607)
Change in fair value at vesting date versus prior fiscal year-end for awards granted in a prior fiscal year that vested during the fiscal year	(15,067)	2,079	22,721	4,919	32,660	(5,826)	789	19,080	(5,598)	22,593
Less: Amount reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table	(592,429)	(2,000)	—	(195,975)	(436,709)	(4,250)	(1,500)	—	—	—
Plus: Service cost for pension plan	537,202	—	—	184,561	430,848	—	—	—	—	—
Compensation Actually Paid (CAP)	$2,427,772	$1,139,221	$1,039,187	$1,368,953	$2,046,952	$855,405	$550,119	$528,876	$519,960	$689,960

Compensation Actually Paid vs. Total Shareholder Return	PEO and Average Non-PEO NEO CAP vs Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	PEO and Average Non-PEO NEO CAP vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	PEO and Average Non-PEO NEO CAP vs PPNR Per Share
Total Shareholder Return Vs Peer Group	PEO and Average Non-PEO NEO CAP vs Company TSR and Peer Group TSR
Tabular List, Table
Tabular List of Financial Performance Measures
The following table identifies the most important financial performance measures used by the Company to link CAP to the Company’s NEOs in 2026 to Company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in “Compensation Discussion and Analysis.”

Financial Performance Measures
Pre-tax, pre-provision net revenue per share
Net charge-offs
Non-interest expense ratio

Total Shareholder Return Amount	$ 103.94	66.63	59.39	63.97	96.12
Peer Group Total Shareholder Return Amount	148.18	114.46	92.59	75.28	92.52
Net Income (Loss)	$ 36,264,000	$ 26,075,000	$ (86,667,000)	$ 40,811,000	$ 67,547,000
Company Selected Measure Amount	0.78	0.53	(1.19)	0.85	1.20
PEO Name	Craig L. Montanaro	Craig L. Montanaro	Craig L. Montanaro	Craig L. Montanaro	Craig L. Montanaro
PEO Actually Paid Compensation Amount Custom	$ 2,427,772	$ 1,139,221
Non-PEO NEO Average Compensation Actually Paid Amount Custom	$ 855,405	550,119
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax, pre-provision net revenue per share
Measure:: 2
Pay vs Performance Disclosure
Name	Net charge-offs
Measure:: 3
Pay vs Performance Disclosure
Name	Non-interest expense ratio
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (399,312)	(324,156)	$ (430,307)	$ (576,313)	$ (545,668)
PEO | Fair Value at Fiscal Year-End of Equity Awards Granted During the Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	644,623	335,584	308,078	342,870	443,156
PEO | Change in Fair Value at Fiscal Year-End Versus Prior Fiscal Year-End for Awards Granted in a Prior Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,917	(221,125)	(257,838)	(134,954)	0
PEO | Change in Fair Value at Vesting Date Versus Prior Fiscal Year-End for Awards Granted in a Prior Fiscal Year That Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,067)	2,079	22,721	4,919	32,660
PEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(592,429)	(2,000)	0	(195,975)	(436,709)
PEO | Service Cost for Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	537,202	0	0	184,561	430,848
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,465)	(130,295)	(170,782)	(228,723)	(216,596)
Non-PEO NEO | Fair Value at Fiscal Year-End of Equity Awards Granted During the Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,873	134,888	122,271	136,076	175,905
Non-PEO NEO | Change in Fair Value at Fiscal Year-End Versus Prior Fiscal Year-End for Awards Granted in a Prior Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,589	(77,993)	(102,338)	(104,512)	(25,607)
Non-PEO NEO | Change in Fair Value at Vesting Date Versus Prior Fiscal Year-End for Awards Granted in a Prior Fiscal Year That Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,826)	789	19,080	(5,598)	22,593
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,250)	(1,500)	0	0	0
Non-PEO NEO | Service Cost for Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0